Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - UK banking business disposal group income statement (Details) - GBP (£)
£ in Millions
		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income statement
Net interest income			£ 3,130	£ 3,876	[1]	£ 4,776	[1]
Net fee and commission income			5,607	5,698	[1]	5,589	[1]
Net trading income			4,364	3,396	[1]	2,716	[1]
Net investment income			394	699	[1]	1,077	[1]
Other income				61		44
Total income			13,600	13,730	[1]	14,202	[1]
Credit impairment (charges)/releases and other provisions			(643)	(1,553)	[1]	(1,477)	[1]
Net operating income			12,957	12,177	[1]	12,725	[1]
Staff costs			(4,874)	(4,393)	[1]	(6,832)	[1]
Administration and general expenses	[2]		(4,224)	(4,141)	[1]	(1,975)	[1]
Operating expenses			(11,739)	(10,678)	[1]	(11,467)	[1]
Share of profit of post-tax results of associates and joint ventures			68	75	[1]	71	[1]
Profit (loss) before tax			1,286	1,758	[1]	1,894	[1]
Taxation			(404)	(1,526)	[1]	(302)	[1]
Profit (loss) after tax			835	(1,154)	[1]	3,729	[1]
Attributable to:
Equity holders of the parent			835	(1,298)	[1]	3,324	[1]
Non-controlling interests			0	144		405
Profit (loss) after tax			£ 835	(1,154)	[1]	3,729	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member]
Income statement
Net interest income		£ 1,449		5,872	[3]	6,681	[3]
Net fee and commission income		296		1,176	[3]	1,247	[3]
Net trading income		(5)		(9)	[3]	79	[3]
Net investment income		6		160	[3]	247	[3]
Other income		2		8	[3]	13	[3]
Total income				7,207		8,267
Credit impairment (charges)/releases and other provisions		(201)		(783)	[3]	(896)	[3]
Net operating income		1,547		6,424	[3]	7,371	[3]
Staff costs		321		(2,052)	[3]	(2,379)	[3]
Administration and general expenses		(1,135)		(2,959)	[3]	(2,502)	[3]
Operating expenses		1,456		(5,011)	[3]	(4,881)	[3]
Share of profit of post-tax results of associates and joint ventures		0		(5)	[3]	(1)	[3]
Profit (loss) before tax		91		1,408	[3]	2,489	[3]
Taxation		138		(599)	[3]	(943)	[3]
Profit (loss) after tax		(47)		809	[3]	1,546	[3]
Attributable to:
Equity holders of the parent		(47)		809		1,546
Non-controlling interests		0		0		0
Profit (loss) after tax		£ (47)		£ 809	[3]	£ 1,546	[3]

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expense s categories have been adjusted accordingly.

[3]
  Adjustment for restatement of UK banking business as discontinued operation.
  The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.